Note 12 - Warrants (Details Textual) - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015	Mar. 31, 2015	Mar. 17, 2014	Feb. 10, 2014
Class F Warrants [Member]
Warrants Issued	2,000,000							2,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.35	$ 0.35			$ 0.35		$ 0.35
Warrants Term	5 years
Warrants Vested During Period	300,000
Warrants Vesting Contingent Upon Captial Raise Completion	1,700,000
Capital Raise Threshold For Vesting Of Warrants	$ 5,000,000
Warrants Expired				1,700,000				(1,700,000)
Warrants and Rights Outstanding			$ 300,000	$ 300,000				$ 300,000
Class J Warrants [Member] | 18% Convertible Promissory Notes [Member]
Adjustments to Additional Paid in Capital, Warrant Issued							$ 47,974
Class J Warrants [Member]
Warrants Issued							629,378
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.44			$ 0.44		$ 0.44
Warrants Expired
Warrants and Rights Outstanding		$ 3,839			$ 5,598		$ 3,839		$ 11,678	$ 2,524		$ 12,776
Series A and B Warrants [Member] | Private Placement [Member]
Warrants and Rights Outstanding											$ 557,733
Adjustments to Additional Paid in Capital, Warrant Issued							$ 557,733
Private Placement [Member]
Warrants Term			5 years
Warrants Issued							42,151,651	6,535,150
Warrants Expired							(2,213,254)	(3,650,167)
Warrants and Rights Outstanding		159,626			267,600		$ 159,626		$ 569,900	$ 103,600
Adjustments to Additional Paid in Capital, Warrant Issued								$ 1,073,572
Adjustment to Interest Expense		327,088
Fair Value Adjustment of Warrants		$ 458,857			$ 70,985		$ (458,857)